LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of future minimum lease payments under non-cancelable operating leases [Abstract]
2014	$ 1,274,000
2015	1,058,000
2016	1,017,000
2017	983,000
2018	961,000
2019 and thereafter	1,620,000
Total	6,913,000
Rental expense on operating leases	$ 1,200,000	$ 1,200,000	$ 1,400,000